Income Taxes - Disclosure of detailed information about income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current tax expense	$ 2,960	$ 1,522
Deferred tax expense (recovery)	770	(282)
Total	$ 3,730	$ 1,240